Segment Information (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The Company’s segment results were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Net sales:
Americas	$281,361	$260,005	$844,741	$739,793
EMEA & APAC	338,904	345,963	1,084,612	1,064,107

	$620,265	$605,968	$1,929,353	$1,803,900

Adjusted EBITA (1) :
Americas	$43,200	$38,627	$128,860	$102,665
EMEA & APAC	53,520	54,093	169,769	169,785

	$96,720	$92,720	$298,629	$272,450

(1)	The following is a reconciliation of Operating income to Adjusted EBITA:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Operating income	$80,994	$78,664	$250,486	$233,165
Restructuring and other related charges	6,676	4,227	16,629	10,791
Separation costs (1)	1,834	713	8,923	819
Amortization of acquired intangibles (2)	7,216	8,934	22,523	27,130
Other (3)	—	182	68	545

Adjusted EBITA	$96,720	$92,720	$298,629	$272,450

(1)
Includes
non-recurring
professional fees incurred in the planning and execution of the Separation from Enovis within the Selling, general and administrative expense line within the Consolidated and Combined Condensed Statements of Operations.

(2)	Included within the Selling, general and administrative expense line withing the Consolidated and Combined Condensed Statements of Operations.
(3)	Relates to certain items included within the Interest expense (income) and other, net line within the Consolidated and Combined Condensed Statements of Operations.